CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 27, 2023	Sep. 27, 2023	Oct. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Oct. 31, 2019
Short-Term Debt [Line Items]
Interest expense					$ 400,000	$ 400,000	$ 400,000
Amortization of debt discounts					68,241
Proceeds from issuance of common stock					1,748,258		28,323,371
Convertible Promissory Note-1 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 609,000	$ 609,000			156,440					$ 1,040,000.00
Warrant issued to purchase shares										2,667
Debt instrument conversion price	$ 8.0	$ 8.0
Interest expense					68,000		354,000
Contractual obligation					13,000		55,000
Debt instrument conversion price		$ 2.0
Debt issuance costs					55,000
Convertible Promissory Note-2 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 1,480,000
Warrant issued to purchase shares									5,334
Amortization of debt discounts					449,215		299,000
Convertible Promissory Note-3 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 1,480,000
Unamortized debt discount	$ 44,000	$ 44,000			159,785		0
Warrant issued to purchase shares								5,334
Warrant exercise price								$ 90.0
Debt conversion, converted instrument, amount				$ 740,000
Debt conversion, converted instrument, accrued interest				$ 26,208
Debt conversion, converted instrument, shares issued				29,871
Debt instrument conversion price				$ 25.65
Repayments of convertible debt			$ 777,000
Convertible notes payable
Transaction costs		15,000			$ 215,440
Proceeds from issuance of common stock		$ 550,000
Convertible Promissory Note-3 [Member] | Principal Amount [Member]
Short-Term Debt [Line Items]
Repayments of convertible debt			740,000
Convertible Promissory Note-3 [Member] | Accrued Interest [Member]
Short-Term Debt [Line Items]
Repayments of convertible debt			$ 37,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description	The Note matures in 12 months from the issue date of the Note							All three Notes mature in 12 months from the issue dates of the Notes
Debt instrument interest rate	8.00%							5.00%